Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents (Note 5)	$ 10,453,198	$ 13,466,027	$ 10,055,211
Trade accounts receivable – net (Note 6)	3,491,621	2,696,831	2,251,229
Recoverable taxes (Note 12.b)	1,021,535	1,010,710	1,253,017
Other current assets	257,569	283,943	149,945
Total current assets	15,223,923	17,457,511	13,709,402
Advanced payments to suppliers	3,193,702	1,158,227	2,105,833
Machinery, equipment and improvements on leased assets – net (Note 7)	4,523,042	4,819,108	4,552,283
Improvements to concession assets – net (Note 8)	44,280,273	36,612,316	28,997,244
Airport concessions – net (Note 9)	8,740,044	9,622,181	8,778,988
Rights to use airport facilities – net (Note 10)	564,190	597,799	646,801
Other acquired rights – net (Note 11)	2,580,356	2,867,859	814,297
Derivative financial instruments (Note 15)	0	18,256	167,696
Deferred income taxes – net (Note 12.e)	8,756,266	8,128,715	7,337,813
Right-of-use assets	94,536	31,793	47,255
Other assets – net	183,943	339,308	287,247
Total	88,140,275	81,653,073	67,444,859
Current liabilities:
Bank loans, debt securities and current portion of debt (Note 16.a and b)	9,024,828	13,982,903	7,830,316
Concession taxes payable	698,337	801,515	608,543
Aeropuertos Mexicanos del Pacifico, S.A.P.I. de C.V. - related party (Note 30.a)	828,975	704,612	722,923
Accounts payable (Note 13)	5,007,091	3,820,121	2,557,922
Advance payments from clients	99,044	90,907	87,599
Taxes payable	396,486	298,148	99,322
Liabilities for assets in lease (Note 14.b)	18,026	19,357	13,183
Derivative financial instruments (Note 15)	0	11,490	26,990
Income taxes payable (Note 12)	571,552	721,035	138,781
Total current liabilities	16,644,339	20,450,088	12,085,579
Deposits received in guarantee (Note 4)	1,243,627	1,144,288	1,022,148
Liabilities for assets in lease (Note 14.b)	77,884	20,684	39,508
Deferred income taxes (Note 12.e)	937,151	1,055,789	335,174
Retirement employee benefits (Note 17)	429,078	353,509	280,423
Long-term borrowings (Note 16.a)	4,946,131	4,103,254	4,481,792
Debt securities (Note 16.b)	39,026,134	29,903,722	28,255,588
Total long-term liabilities	46,660,005	36,581,246	34,414,633
Total liabilities	63,304,344	57,031,334	46,500,212
Stockholders' equity (Note 18):
Common stock	1,194,390	1,194,390	8,197,536
Legal reserve	238,878	920,187	478,185
Reserve for repurchase of shares	2,500,000	2,500,000	2,500,000
Retained earnings	18,695,331	16,957,723	8,787,568
Foreign currency translation reserve	(176,030)	769,800	(240,307)
Remeasurements of employee benefits – Net of income tax	17,882	8,282	(1,919)
Reserve for financial instruments of cash flow hedges – Net of income tax	0	(4,583)	60,720
Total equity attributable to controlling interest	22,470,451	22,345,799	19,781,783
Non-controlling interest (Note 19)	2,365,480	2,275,940	1,162,864
Total Stockholders' equity	24,835,931	24,621,739	20,944,647
Total	$ 88,140,275	$ 81,653,073	$ 67,444,859